UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2018

Date of reporting period: December 31, 2017

Item 1.	Reports to Stockholders.

<INSERT REPORT>

December 31, 2017

SEMI-ANNUAL REPORT

New Covenant Funds

➤	New Covenant Growth Fund
➤	New Covenant Income Fund
➤	New Covenant Balanced Growth Fund
➤	New Covenant Balanced Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Growth Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%
Argentina — 0.1%
MercadoLibre	1,312	$413

Canada — 0.6%
Canadian Natural Resources	49,265	1,760
Magna International	18,182	1,030

		2,790

China — 0.5%
Alibaba Group Holding ADR *	1,591	274
Tencent Holdings ADR	39,598	2,056

		2,330

France — 0.2%
BNP Paribas ADR	26,830	1,002

Ireland — 1.0%
Accenture, Cl A	12,421	1,901
Ingersoll-Rand	9,666	862
Jazz Pharmaceuticals *	1,291	174
Mallinckrodt *	6,250	141
Medtronic	15,255	1,232

		4,310

Netherlands — 1.0%
Royal Dutch Shell ADR, Cl A	62,587	4,175

Puerto Rico — 0.1%
Popular	14,249	506

United Kingdom — 0.7%
Aon	3,000	402
BP ADR	63,555	2,671

		3,073

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United States — 91.9%
Consumer Discretionary — 13.9%
Advance Auto Parts	4,841	$483
Amazon.com *	8,140	9,519
Best Buy	6,375	437
BorgWarner	5,588	286
CarMax *	3,579	230
Carnival	8,098	537
Charter Communications, Cl A *	903	303
Chipotle Mexican Grill, Cl A *	560	162
Comcast, Cl A	54,987	2,202
Delphi Automotive *	3,672	312
Delphi Technologies *	1,224	64
Dollar General	49,491	4,603
Dollar Tree *	4,695	504
Domino’s Pizza	2,160	408
DR Horton	11,815	603
Floor & Decor Holdings, Cl A *	5,625	274
Ford Motor	17,445	218
Gap	8,437	287
General Motors	36,482	1,495
Gentex	12,060	253
Goodyear Tire & Rubber	31,508	1,018
Hanesbrands	19,693	412
Hasbro	2,632	239
Hilton Grand Vacations *	1,784	75
Hilton Worldwide Holdings	5,947	475
Home Depot	25,946	4,918
Interpublic Group of	8,487	171
John Wiley & Sons, Cl A	8,540	562
Kohl’s	5,853	317
L Brands	9,172	552
Liberty Ventures, Ser A *	4,069	221
Lowe’s	45,756	4,253
Macy’s	11,165	281
Marriott International, Cl A	3,335	453
McDonald’s	4,567	786
Mohawk Industries *	1,870	516
Netflix *	11,599	2,227
Newell Brands	9,871	305
NIKE, Cl B	45,540	2,849
Nordstrom	6,086	288
Norwegian Cruise Line Holdings *	8,688	463
Omnicom Group	39,756	2,895
priceline.com *	1,358	2,360
PVH	1,776	244
Regal Entertainment Group, Cl A	25,210	580
Ross Stores	20,826	1,671
Royal Caribbean Cruises	4,800	573
Starbucks	21,282	1,222
Target	5,064	330
Tesla *	1,067	332

New Covenant Funds / Semi-Annual Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Time Warner	4,715	$431
TJX	5,087	389
Tractor Supply	3,480	260
Ulta Beauty *	5,260	1,176
Vail Resorts	1,061	225
VF	3,424	253
Viacom, Cl B	7,351	226
Visteon *	3,643	456
Walt Disney	12,540	1,348
Wendy’s	14,280	234
Williams-Sonoma	3,319	172
Wyndham Worldwide	3,409	395
Yum China Holdings	5,646	226

		60,559

Consumer Staples — 8.5%
Campbell Soup	14,954	719
Clorox	11,033	1,641
Coca-Cola	66,240	3,039
Colgate-Palmolive	14,526	1,096
Costco Wholesale	2,042	380
CVS Caremark	70,174	5,088
Dr Pepper Snapple Group	24,494	2,377
Estee Lauder, Cl A	2,495	317
General Mills	15,944	945
JM Smucker	33,542	4,167
Kellogg	18,198	1,237
Kimberly-Clark	12,277	1,481
Kroger	152,929	4,198
McCormick	8,882	905
Mondelez International, Cl A	11,943	511
Monster Beverage *	16,089	1,018
PepsiCo	25,779	3,091
Procter & Gamble	29,221	2,685
Sysco	14,280	867
Wal-Mart Stores	13,074	1,291

		37,053

Energy — 5.7%
Anadarko Petroleum	13,228	710
Andeavor	2,130	244
Apache	7,152	302
Baker Hughes a GE	7,765	246
Cheniere Energy *	4,589	247
Chevron	34,559	4,326
ConocoPhillips	30,117	1,653
Devon Energy	36,487	1,511
Diamondback Energy *	3,307	418
EOG Resources	4,924	531
EQT	2,732	156
Exxon Mobil	30,329	2,537
Gulfport Energy *	20,601	263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halliburton	18,384	$898
Helmerich & Payne	18,733	1,211
Hess	12,055	572
Kinder Morgan	47,034	850
Kosmos Energy *	28,750	197
Marathon Oil	13,374	226
Marathon Petroleum	3,852	254
Nabors Industries	34,976	239
Newfield Exploration *	12,145	383
Noble Energy	6,179	180
Occidental Petroleum	52,695	3,882
Oceaneering International *	23,125	489
ONEOK	3,505	187
Pioneer Natural Resources	4,873	842
Range Resources	11,283	192
Schlumberger	11,067	746
Weatherford International *	36,526	152
Williams	6,398	195

		24,839

Financials — 13.8%
Aflac	47,733	4,190
Allstate	3,084	323
Arthur J Gallagher	4,912	311
Assurant	2,073	209
Bank of America	188,769	5,572
Bank of New York Mellon	9,127	492
Berkshire Hathaway, Cl B *	22,191	4,399
Blackstone Group (A)	45,698	1,463
Brighthouse Financial *	3,743	220
Citigroup	85,755	6,381
CME Group, Cl A	1,579	231
CNA Financial	13,555	719
Comerica	7,408	643
Cullen	2,878	272
First Republic Bank	7,339	636
Goldman Sachs Group	6,736	1,716
Hartford Financial Services Group	4,042	227
Invesco	18,123	662
JPMorgan Chase	59,201	6,331
KKR	101,516	2,138
Marsh & McLennan	51,082	4,158
MetLife	18,158	918
Morgan Stanley	7,303	383
Morningstar	2,649	257
MSCI, Cl A	2,345	297
Northern Trust	11,179	1,117
OneMain Holdings, Cl A *	17,163	446
Principal Financial Group	15,345	1,083
Prudential Financial	12,809	1,473
Radian Group	11,571	238
Regions Financial	23,364	404

2	New Covenant Funds / Semi-Annual Report / December 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global	6,256	$1,060
Santander Consumer USA Holdings	51,257	954
SLM *	19,631	222
State Street	60,933	5,948
SVB Financial Group *	1,701	398
Synchrony Financial	15,373	594
T Rowe Price Group	2,711	284
US Bancorp	7,000	375
Wells Fargo	40,952	2,485

		60,229

Health Care — 14.8%
Abbott Laboratories	91,218	5,206
AbbVie	23,859	2,307
Acadia Healthcare *	3,163	103
Agilent Technologies	12,544	840
Alexion Pharmaceuticals *	13,801	1,650
Allergan	4,390	718
Alnylam Pharmaceuticals *	2,465	313
AmerisourceBergen, Cl A	26,958	2,475
Amgen	25,549	4,443
Anthem	1,320	297
Baxter International	18,657	1,206
Becton Dickinson	28,577	6,117
Biogen Idec *	6,811	2,170
Boston Scientific *	53,182	1,318
Bristol-Myers Squibb	18,294	1,121
Brookdale Senior Living *	18,527	180
Celgene *	16,584	1,731
Cigna	5,764	1,171
DENTSPLY SIRONA	3,113	205
Edwards Lifesciences *	3,092	349
Eli Lilly	5,249	443
Gilead Sciences	15,737	1,127
HCA Healthcare *	6,747	593
Horizon Pharma *	33,973	496
Humana	2,053	509
Illumina *	3,350	732
Incyte *	1,663	158
IQVIA Holdings *	3,474	340
Johnson & Johnson	43,237	6,041
McKesson	1,329	207
Merck	73,700	4,147
Mylan *	8,885	376
Pfizer	69,025	2,500
Quest Diagnostics	1,980	195
Regeneron Pharmaceuticals *	1,231	463
ResMed	2,930	248
TESARO *	1,475	122
Thermo Fisher Scientific	2,235	424
UnitedHealth Group	45,959	10,132
Varian Medical Systems *	2,214	246

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vertex Pharmaceuticals *	3,847	$577
Zoetis, Cl A	8,961	646

		64,642

Industrials — 9.6%
3M	20,566	4,841
Acuity Brands	4,480	788
AECOM Technology *	21,002	780
AerCap Holdings *	15,651	823
American Airlines Group	20,002	1,041
Arconic	7,379	201
Clean Harbors *	6,298	341
CSX	4,792	264
Cummins	2,833	500
Deere	3,574	559
Delta Air Lines	38,333	2,147
Dun & Bradstreet	4,435	525
Eaton	24,063	1,901
Equifax	7,364	868
FedEx	1,493	373
Fluor	4,058	210
General Electric	86,732	1,513
HEICO	2,785	263
Hexcel	4,105	254
Honeywell International	3,300	506
Illinois Tool Works	29,211	4,874
Johnson Controls International	44,831	1,709
ManpowerGroup	6,297	794
Nielsen Holdings	11,970	436
Norfolk Southern	4,130	598
Owens Corning	4,196	386
Rockwell Automation	2,242	440
Roper Technologies	2,417	626
Ryder System	2,710	228
Southwest Airlines	4,455	292
Spirit AeroSystems Holdings, Cl A	16,868	1,472
Stanley Black & Decker	1,841	312
TransDigm Group *	4,365	1,199
TransUnion *	5,525	304
Trinity Industries	8,883	333
Union Pacific	9,792	1,313
United Continental Holdings *	8,906	600
United Parcel Service, Cl B	6,206	739
United Rentals *	1,692	291
United Technologies	7,686	981
Waste Management	3,397	293
WESCO International *	3,527	240
WW Grainger	17,513	4,137
Xylem	9,204	628

		41,923

New Covenant Funds / Semi-Annual Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Information Technology — 18.7%
Activision Blizzard	10,951	$693
Adobe Systems *	15,565	2,728
Advanced Micro Devices *	26,334	271
Alliance Data Systems	1,901	482
Alphabet, Cl A *	8,470	8,922
Alphabet, Cl C *	553	579
Amdocs	7,734	506
Analog Devices	9,734	867
Apple	55,107	9,326
Applied Materials	8,382	428
ASML Holding, Cl G	7,968	1,385
Autodesk *	13,791	1,446
Automatic Data Processing	30,154	3,534
Broadcom	6,240	1,603
CA	12,146	404
Cisco Systems	106,090	4,063
Cognizant Technology Solutions, Cl A	11,720	832
Dell Technologies, Cl V *	11,954	972
DXC Technology	4,271	405
eBay *	7,634	288
Facebook, Cl A *	30,188	5,327
First Data, Cl A *	22,041	368
First Solar *	4,120	278
Genpact	15,752	500
Global Payments	2,094	210
Intel	45,978	2,122
International Business Machines	8,941	1,372
Intuit	2,390	377
Keysight Technologies *	17,454	726
Lam Research	3,010	554
Mastercard, Cl A	11,080	1,677
Microchip Technology	36,966	3,249
Micron Technology *	38,655	1,590
Microsoft	120,510	10,308
National Instruments	6,033	251
NVIDIA	9,228	1,786
ON Semiconductor *	18,593	389
Oracle	27,586	1,304
PayPal Holdings *	7,193	530
QUALCOMM	11,619	744
salesforce.com *	12,303	1,258
Symantec	19,395	544
Texas Instruments	9,142	955
Visa, Cl A	43,671	4,979
Western Digital	2,423	193
Xerox	8,750	255

		81,580

Materials — 3.2%
Air Products & Chemicals	6,824	1,120
Albemarle	1,720	220

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alcoa *	8,537	$460
Avery Dennison	2,597	298
Ball	32,508	1,230
DowDuPont	24,344	1,734
Eastman Chemical	13,134	1,217
Ecolab	6,206	833
Freeport-McMoRan *	23,109	438
LyondellBasell Industries, Cl A	2,167	239
Monsanto	5,708	667
PPG Industries	1,829	214
Praxair	11,338	1,754
Reliance Steel & Aluminum	2,785	239
Sherwin-Williams	4,201	1,723
Sonoco Products	7,897	420
Vulcan Materials	7,211	926

		13,732

Real Estate — 2.1%
American Campus Communities ‡	6,841	281
American Tower, Cl A ‡	1,456	208
AvalonBay Communities ‡	1,993	356
Boston Properties ‡	1,468	191
Brandywine Realty Trust ‡	14,492	264
CBRE Group, Cl A *	13,491	584
Corporate Office Properties Trust ‡	24,030	702
Equinix ‡	1,591	721
Forest City Realty Trust, Cl A ‡	25,236	608
Host Hotels & Resorts ‡	39,832	791
Jones Lang LaSalle	1,910	284
ProLogis ‡	27,930	1,802
Regency Centers ‡	7,367	510
SBA Communications, Cl A *‡	1,919	313
VEREIT ‡	45,633	355
Welltower ‡	2,683	171
Weyerhaeuser ‡	24,255	855

		8,996

Telecommunication Services — 1.2%
AT&T	70,431	2,738
Sprint *	36,730	216
Verizon Communications	36,358	1,924
Zayo Group Holdings *	9,242	340

		5,218

Utilities — 1.7%
American Water Works	11,171	1,022
Calpine *	16,788	254
CMS Energy	33,968	1,607
DTE Energy	15,180	1,662
Eversource Energy	26,742	1,690
PG&E *	2,937	132

4	New Covenant Funds / Semi-Annual Report / December 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy	22,986	$1,106

		7,473

		406,244

Total Common Stock (Cost $314,552) ($ Thousands)		424,843

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
1.040% **†	11,077,710	11,078

Total Cash Equivalent (Cost $11,078) ($ Thousands)		11,078

Total Investments in Securities — 98.6% (Cost $325,630) ($ Thousands)		$435,921

Percentages are based on Net Assets of $442,019 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security (see Note 3).
(A)	Security is a Master Limited Partnership. At December 31, 2017, such securities amounted to $3,601 ($ Thousands), or 0.8% of the net assets of the Fund (See Note 2).

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser — Series

As of December 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust Government Fund, CI F	$16,381	$23,012	$ (28,315)	$11,078	$ 60

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Income Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.7%
Agency Mortgage-Backed Obligations — 33.5%
FHLMC
6.500%, 09/01/2039	$49	$54
5.500%, 12/01/2028 to 12/01/2038	998	1,097
5.000%, 12/01/2020 to 08/01/2044	1,746	1,892
4.500%, 06/01/2038 to 04/01/2047	5,103	5,437
4.000%, 07/01/2037 to 12/01/2047	5,274	5,532
3.500%, 11/01/2042 to 03/01/2045	2,258	2,327
3.000%, 08/01/2046 to 02/01/2047	3,935	3,945
2.000%, 09/01/2023	796	792
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.473%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	365	55
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	231	20
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	504	42
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	705	78
FHLMC CMO, Ser 2012-4099, Cl ST, IO
4.523%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	161	31
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	435	68
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.773%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	257	38
FHLMC CMO, Ser 2014-4310, Cl SA, IO
4.473%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	67	11
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.523%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	139	25
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.940%, 04/15/2041 (A)	102	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K712, Cl X1, IO
1.333%, 11/25/2019 (A)	$1,380	$25
FHLMC Multifamily Structured Pass Through Certificates, Ser Q005, Cl A2
3.352%, 10/25/2033	80	81
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
4.052%, VAR ICE LIBOR USD 1 Month+2.500%, 08/25/2024	79	79
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.752%, VAR ICE LIBOR USD 1 Month+
1.200%, 07/25/2029	361	365
FHLMC TBA
4.000%, 01/15/2041	3,600	3,765
3.500%, 01/01/2041	6,400	6,572
3.000%, 01/15/2043	500	500
2.500%, 01/15/2028	1,000	998
FHLMC, Ser 2016-353, Cl S1, IO
4.523%, VAR LIBOR USD 1 Month+ 6.000%, 12/15/2046	184	37
FNMA
7.000%, 11/01/2037 to 11/01/2038	39	44
6.500%, 01/01/2038 to 05/01/2040	307	344
6.000%, 07/01/2037 to 11/01/2038	192	215
5.500%, 02/01/2035	181	200
5.000%, 01/01/2021 to 07/01/2045	4,809	5,208
4.500%, 02/01/2035 to 04/01/2056	2,448	2,629
4.000%, 06/01/2025 to 08/01/2047	13,960	14,689
3.500%, 12/01/2032 to 03/01/2057	10,655	11,001
3.424%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	32	33
3.000%, 11/01/2046	365	365
2.893%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	48	50
2.500%, 10/01/2042	680	660
2.240%, 09/01/2026	147	141
1.835%, VAR ICE LIBOR USD 12 Month+1.440%, 05/01/2043	1,022	1,049
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	593	652
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	163	183
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	654	58
FNMA CMO, Ser 2014-47, Cl AI, IO
1.917%, 08/25/2044 (A)	233	14
FNMA CMO, Ser 2015-55, Cl IO, IO
1.574%, 08/25/2055 (A)	56	3

6	New Covenant Funds / Semi-Annual Report / December 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-56, Cl AS, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	$80	$17
FNMA CMO, Ser 2015-M3, Cl X2, IO
0.371%, 10/25/2024 (A)	4,571	97
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.852%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	439	444
FNMA TBA
5.000%, 01/01/2038	1,500	1,612
4.000%, 11/15/2034	2,100	2,196
3.500%, 01/01/2041	4,100	4,216
3.000%, 01/16/2026 to 01/15/2043	3,700	3,737
FNMA, Ser 2013-54, Cl BS, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	68	13
FNMA, Ser 2017-76, Cl SB, IO
4.548%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	400	73
FNMA, Ser 2017-85, Cl SC
4.648%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	96	17
GNMA
5.500%, 02/20/2037 to 01/15/2039	187	205
5.000%, 12/20/2038 to 07/20/2040	1,040	1,128
4.600%, 09/15/2034	2,719	2,893
4.500%, 07/20/2038 to 07/20/2041	1,053	1,114
4.000%, 01/15/2041 to 08/20/2047	1,439	1,510
3.500%, 02/20/2047 to 10/20/2047	1,141	1,185
3.000%, 11/20/2047	1,796	1,814
2.500%, 02/20/2027	1,007	1,012
GNMA CMO, Ser 2012-34, Cl SA, IO
4.549%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	50	8
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	124	10
GNMA CMO, Ser 2012-H18, Cl NA
1.763%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	241	241
GNMA CMO, Ser 2012-H30, Cl GA
1.593%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	1,031	1,027
GNMA CMO, Ser 2013-85, Cl IA, IO
0.739%, 03/16/2047 (A)	3,353	127
GNMA CMO, Ser 2013-95, Cl IO, IO
0.651%, 04/16/2047 (A)	1,937	78
GNMA CMO, Ser 2013-H01, Cl TA
1.743%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	184	184
GNMA CMO, Ser 2013-H08, Cl BF
1.643%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	964	960

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-H21, Cl FB
1.943%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	$598	$602
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	1,325	74
GNMA CMO, Ser 2014-186, Cl IO, IO
0.781%, 08/16/2054 (A)	1,700	84
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	151	31
GNMA CMO, Ser 2015-7, Cl IO, IO
0.873%, 01/16/2057 (A)	1,223	71
GNMA CMO, Ser 2015-H20, Cl FA
1.713%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	299	299
GNMA TBA
4.000%, 01/01/2040	900	938
3.500%, 01/15/2041	3,000	3,101
3.000%, 01/15/2043	3,900	3,936

		106,463

Non-Agency Mortgage-Backed Obligations — 6.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
2.357%, VAR LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	410	412
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
2.192%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	173	172
BX Trust, Ser 2017-APPL, Cl A
2.357%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (B)	150	150
BX Trust, Ser 2017-IMC, Cl A
2.527%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	670	671
CD Commercial Mortgage Trust, Ser CD2, Cl A4
3.526%, 11/10/2049 (A)	140	145
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	104
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl D
3.172%, 09/10/2058	200	157
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2058	140	147
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	837
COMM 2014-CCRE19 Mortgage Trust, Ser 2014-CR19, Cl C
4.716%, 08/10/2047 (A)	200	203

New Covenant Funds / Semi-Annual Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	$590	$596
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	1,041	1,067
COMM Mortgage Trust, Ser 2014-PAT, Cl A
2.232%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (B)	116	116
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	104
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
0.915%, 11/12/2046 (A)	753	25
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.079%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
2.282%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	200	200
CSMC Trust, Ser 2016-BDWN, Cl B
5.977%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (B)	200	201
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,010	1,064
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	80	86
Homestar Mortgage Acceptance, Ser 2004- 6, Cl M2
2.222%, VAR ICE LIBOR USD 1 Month+0.670%, 01/25/2035	822	819
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	50	52
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	222
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.881%, 01/15/2047 (A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.559%, 09/15/2047 (A)	80	80
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	380	372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	$250	$263
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	490	514
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (A)	200	207
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	8	9
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	380	383
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
3.827%, VAR LIBOR USD 1 Month+2.350%, 08/15/2027 (B)	110	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
5.227%, VAR LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	200	195
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-C6, Cl A3
3.507%, 05/15/2045	1,360	1,403
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.864%, 05/25/2045 (A)(B)	197	197
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	646	655
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	14	14
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/2046 (A)	120	128
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C5, Cl A4
3.176%, 08/15/2045	1,475	1,503
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	615	635
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	224
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl A4
3.049%, 11/15/2049	140	139
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%, 12/15/2049	160	166

8	New Covenant Funds / Semi-Annual Report / December 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	$16	$16
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(B)	410	404
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (B)	150	152
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	94	95
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	896	909
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
3.420%, 03/25/2034 (A)	202	206
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	394	394
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	118
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	75
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.343%, 05/10/2063 (A)(B)	353	17
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	164
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,354	1,447
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.440%, 06/15/2045 (A)(B)	1,171	58
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	162
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.340%, 05/15/2045 (A)(B)	1,356	65
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl C
3.849%, 10/15/2057 (A)	150	149
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.376%, 10/15/2057 (A)	270	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.661%, 10/15/2057 (A)	$1,192	$38

		19,581

Total Mortgage-Backed Securities (Cost $126,271) ($ Thousands)		126,044

CORPORATE OBLIGATIONS — 29.2%
Consumer Discretionary — 4.0%
21st Century Fox America
6.900%, 03/01/2019	900	947
3.000%, 09/15/2022	30	31
Amazon.com
3.150%, 08/22/2027 (B)	470	471
2.400%, 02/22/2023 (B)	1,000	989
BMW US Capital
2.150%, 04/06/2020 (B)	950	947
Charter Communications Operating
4.908%, 07/23/2025	40	43
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,458
Danone
2.077%, 11/02/2021 (B)	500	489
Ford Motor Credit
8.125%, 01/15/2020	340	376
2.597%, 11/04/2019	1,060	1,061
2.262%, 03/28/2019	759	758
General Motors Financial
4.200%, 03/01/2021	819	851
3.700%, 11/24/2020	80	82
3.700%, 05/09/2023	190	194
3.150%, 01/15/2020	330	334
Hyundai Capital America MTN
2.400%, 10/30/2018 (B)	240	240
McDonald’s MTN
2.750%, 12/09/2020	280	283
NBCUniversal Media
4.375%, 04/01/2021	10	11
Newell Brands
4.200%, 04/01/2026	10	11
3.850%, 04/01/2023	90	93
3.150%, 04/01/2021	30	30
TCI Communications
7.875%, 02/15/2026	240	319
Time Warner
4.875%, 03/15/2020	995	1,047
Time Warner Cable
5.000%, 02/01/2020	990	1,033
Viacom
5.625%, 09/15/2019	422	441

New Covenant Funds / Semi-Annual Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 04/01/2024	$20	$20

		12,559

Consumer Staples — 1.3%
CVS Health
4.125%, 05/15/2021	300	311
3.875%, 07/20/2025	95	98
2.800%, 07/20/2020	190	191
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,287	1,577
Kraft Heinz Foods
5.375%, 02/10/2020	86	91
4.875%, 02/15/2025 (B)	80	85
3.950%, 07/15/2025	40	41
Kroger
4.000%, 02/01/2024	140	146
PepsiCo
3.000%, 08/25/2021	290	296
2.750%, 03/05/2022	80	81
Smithfield Foods
2.700%, 01/31/2020 (B)	330	328
Walgreens Boots Alliance
3.450%, 06/01/2026	150	149
Wal-Mart Stores
4.250%, 04/15/2021	210	223
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	363
2.400%, 10/21/2018 (B)	140	141

		4,121

Energy — 3.0%
Anadarko Petroleum
8.700%, 03/15/2019	590	632
5.550%, 03/15/2026	190	213
5.051%, 10/10/2036 (C)	3,000	1,286
Apache
3.250%, 04/15/2022	783	789
Baker Hughes a GE
3.200%, 08/15/2021	26	26
BP Capital Markets
3.216%, 11/28/2023	140	143
Chevron
2.954%, 05/16/2026	170	170
2.100%, 05/16/2021	130	129
1.991%, 03/03/2020	1,150	1,140
ConocoPhillips
4.200%, 03/15/2021	355	373
Devon Energy
5.850%, 12/15/2025	120	140
3.250%, 05/15/2022	630	641
Enterprise Products Operating
3.900%, 02/15/2024	457	476

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EOG Resources
4.150%, 01/15/2026	$60	$64
ExxonMobil
3.043%, 03/01/2026	150	152
Halliburton
3.800%, 11/15/2025	10	11
3.250%, 11/15/2021	180	183
Kinder Morgan Energy Partners
4.150%, 02/01/2024	770	799
Noble Energy
4.150%, 12/15/2021	290	302
3.850%, 01/15/2028	140	141
Occidental Petroleum
4.100%, 02/01/2021	50	52
3.400%, 04/15/2026	80	82
3.125%, 02/15/2022	100	103
3.000%, 02/15/2027	130	129
Petrofac
3.400%, 10/10/2018 (B)	150	148
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	983
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	308

		9,615

Financials — 10.2%
American Express
7.000%, 03/19/2018	660	667
2.650%, 12/02/2022	264	262
American Express Credit MTN
2.200%, 03/03/2020	710	708
American International Group
4.875%, 06/01/2022	415	451
Anglo American Capital
3.625%, 09/11/2024 (B)	200	199
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (B)	234	234
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (B)	258	259
Bank of America MTN
6.875%, 04/25/2018	390	396
4.450%, 03/03/2026	678	724
4.200%, 08/26/2024	210	221
4.125%, 01/22/2024	370	394
4.100%, 07/24/2023	280	297
4.000%, 04/01/2024	440	465
4.000%, 01/22/2025	80	83
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	214
3.500%, 04/19/2026	130	133
3.300%, 01/11/2023	60	61

10	New Covenant Funds / Semi-Annual Report / December 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.600%, 01/15/2019	$25	$25
1.950%, 05/12/2018	458	458
Bank of Montreal MTN
2.100%, 12/12/2019	783	781
Bank of New York Mellon MTN
4.600%, 01/15/2020	836	874
3.300%, 08/23/2029	790	788
BB&T MTN
6.850%, 04/30/2019	240	254
Bear Stearns
7.250%, 02/01/2018	140	140
BPCE MTN
3.000%, 05/22/2022 (B)	640	640
Brighthouse Financial
3.700%, 06/22/2027 (B)	90	88
Capital One
2.650%, 08/08/2022	830	821
Chubb INA Holdings
2.300%, 11/03/2020	60	60
Citibank
2.000%, 03/20/2019	470	469
Citigroup
8.125%, 07/15/2039	12	19
5.500%, 09/13/2025	150	169
5.300%, 05/06/2044	31	36
4.650%, 07/30/2045	28	32
4.450%, 09/29/2027	150	159
4.400%, 06/10/2025	160	169
4.300%, 11/20/2026	40	42
4.125%, 07/25/2028	40	41
4.050%, 07/30/2022	40	42
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	345
3.500%, 05/15/2023	100	102
3.400%, 05/01/2026	673	677
2.700%, 03/30/2021	455	456
1.700%, 04/27/2018	228	228
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	698
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	50
General Electric Capital MTN
6.000%, 08/07/2019	414	439
4.650%, 10/17/2021	180	194
4.375%, 09/16/2020	10	10
Goldman Sachs Group
5.950%, 01/18/2018	660	661
5.750%, 01/24/2022	662	734
5.150%, 05/22/2045	20	23
4.750%, 10/21/2045	40	46
4.250%, 10/21/2025	90	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	$300	$304
3.500%, 11/16/2026	90	91
2.300%, 12/13/2019	460	460
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	519
5.375%, 03/15/2020	640	678
4.000%, 03/03/2024	420	441
HSBC Finance
6.676%, 01/15/2021	52	58
HSBC Holdings
3.400%, 03/08/2021	360	368
2.950%, 05/25/2021	380	383
John Deere Capital
1.700%, 01/15/2020	40	40
John Deere Capital MTN
2.250%, 04/17/2019	60	60
JPMorgan Chase
4.500%, 01/24/2022	786	841
3.875%, 09/10/2024	290	303
KKR Group Finance
6.375%, 09/29/2020 (B)	915	1,006
Liberty Mutual Group
4.250%, 06/15/2023 (B)	162	171
Lincoln National
6.250%, 02/15/2020	570	614
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (B)	507	511
Morgan Stanley MTN
3.750%, 02/25/2023	1,810	1,876
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	572
Royal Bank of Canada MTN
2.125%, 03/02/2020	900	897
Santander UK Group Holdings
3.571%, 01/10/2023	200	203
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (B)	599	597
Synchrony Financial
3.000%, 08/15/2019	120	121
Toronto-Dominion Bank MTN
1.950%, 01/22/2019	740	739
Toyota Motor Credit MTN
1.375%, 01/10/2018	260	260
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	665
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	264
3.491%, 05/23/2023 (B)	390	396
WEA Finance
2.700%, 09/17/2019 (B)	310	312

New Covenant Funds / Semi-Annual Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
3.069%, 01/24/2023	$808	$814
3.000%, 10/23/2026	190	186
Wells Fargo MTN
4.900%, 11/17/2045	30	34
4.600%, 04/01/2021	480	510
4.300%, 07/22/2027	260	277
3.450%, 02/13/2023	120	122
1.500%, 01/16/2018	90	90

		32,415

Health Care — 2.0%
Abbott Laboratories
3.400%, 11/30/2023	250	254
2.350%, 11/22/2019	110	110
AbbVie
3.600%, 05/14/2025	10	10
2.500%, 05/14/2020	700	702
Aetna
2.800%, 06/15/2023	20	20
Anthem
3.125%, 05/15/2022	340	343
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,190
Becton Dickinson
4.685%, 12/15/2044	50	55
3.734%, 12/15/2024	24	24
3.363%, 06/06/2024	210	211
Cardinal Health
2.616%, 06/15/2022	100	98
Celgene
3.875%, 08/15/2025	130	134
3.550%, 08/15/2022	60	62
Eli Lilly
2.350%, 05/15/2022	170	170
Gilead Sciences
2.500%, 09/01/2023	50	49
2.050%, 04/01/2019	290	290
1.850%, 09/20/2019	130	130
Humana
3.150%, 12/01/2022	240	242
2.900%, 12/15/2022	290	289
Johns Hopkins Health System
1.424%, 05/15/2018	500	499
Medtronic
3.125%, 03/15/2022	190	194
Medtronic Global Holdings SCA
1.700%, 03/28/2019	930	926
Merck
2.750%, 02/10/2025	20	20
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Thermo Fisher Scientific
2.400%, 02/01/2019	$150	$150
UnitedHealth Group
1.625%, 03/15/2019	200	199

		6,398

Industrials — 2.7%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	765
4.500%, 05/15/2021	310	326
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,213	1,210
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	419	446
Aviation Capital Group
6.750%, 04/06/2021 (B)	80	89
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	296	303
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	11
Cintas No. 2
3.700%, 04/01/2027	120	125
2.900%, 04/01/2022	120	121
Continental Airlines Pass-Through Trust,
Ser 1999-1
6.545%, 02/02/2019	19	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	724	755
Delta Air Lines Pass-Through Trust, Ser 2010- 2, Cl A
4.950%, 05/23/2019	286	293
Delta Air Lines Pass-Through Trust, Ser 2015- 1, Cl AA
3.625%, 07/30/2027	602	624
Eaton
2.750%, 11/02/2022	450	451
GE Capital International Funding Unlimited
2.342%, 11/15/2020	1,205	1,199
General Electric
4.500%, 03/11/2044	90	100
General Electric Capital MTN
6.875%, 01/10/2039	30	43
5.300%, 02/11/2021	160	173
International Lease Finance
5.875%, 08/15/2022	400	443
Republic Services
3.200%, 03/15/2025	180	181

12	New Covenant Funds / Semi-Annual Report / December 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2014- 1, Cl A
4.000%, 04/11/2026	$810	$849
United Parcel Service
2.500%, 04/01/2023	60	60
Waste Management
3.500%, 05/15/2024	120	124

		8,711

Information Technology — 0.8%
Apple
2.450%, 08/04/2026	70	67
2.000%, 11/13/2020	80	80
Broadcom
3.125%, 01/15/2025 (B)	80	77
Diamond 1 Finance
4.420%, 06/15/2021 (B)	430	448
3.480%, 06/01/2019 (B)	90	91
Intel
3.700%, 07/29/2025	30	32
Juniper Networks
4.600%, 03/15/2021	452	473
Mastercard
3.375%, 04/01/2024	190	197
Microsoft
2.400%, 08/08/2026	210	202
1.850%, 02/06/2020	360	359
QUALCOMM
2.100%, 05/20/2020	180	179
Visa
4.300%, 12/14/2045	10	11
3.150%, 12/14/2025	110	113
2.200%, 12/14/2020	300	300

		2,629

Materials — 0.5%
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	203
Freeport-McMoRan
4.000%, 11/14/2021	170	170
Glencore Funding
4.125%, 05/30/2023 (B)	900	931
4.000%, 03/27/2027 (B)	190	191
Southern Copper
3.500%, 11/08/2022	130	134

		1,629

Real Estate — 1.0%
American Tower Trust I
3.070%, 03/15/2023 (B)	80	81
American Tower Trust I, Ser 2013-13, Cl 1A
1.551%, 03/15/2043 (B)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Simon Property Group
4.375%, 03/01/2021	$430	$454
2.350%, 01/30/2022	413	409
Ventas Realty
4.125%, 01/15/2026	566	591
3.500%, 02/01/2025	488	491
Welltower
4.500%, 01/15/2024	902	964

		3,090

Telecommunication Services — 2.0%
AT&T
5.800%, 02/15/2019	820	851
4.125%, 02/17/2026	408	417
3.875%, 08/15/2021	10	11
3.412%, 11/27/2022 (B)(C)	2,000	1,706
3.400%, 05/15/2025	460	452
3.000%, 06/30/2022	10	10
2.850%, 02/14/2023	20	20
2.375%, 11/27/2018	290	291
Bharti Airtel
4.375%, 06/10/2025 (B)	200	203
Cox Communications
3.250%, 12/15/2022 (B)	859	861
Sprint Spectrum
3.360%, 09/20/2021 (B)	722	726
Verizon Communications
3.376%, 02/15/2025 (B)	532	534
2.946%, 03/15/2022	411	414

		6,496

Utilities — 1.7%
Consumers Energy
5.650%, 04/15/2020	752	810
Dominion Energy
2.579%, 07/01/2020	260	260
Duke Energy
3.750%, 04/15/2024	900	940
3.550%, 09/15/2021	170	176
2.400%, 08/15/2022	150	147
FirstEnergy
4.250%, 03/15/2023	290	303
2.850%, 07/15/2022	250	248
Northern States Power
7.125%, 07/01/2025	1,190	1,506
Sempra Energy
2.400%, 03/15/2020	840	839

		5,229

Total Corporate Obligations (Cost $91,920) ($ Thousands)		92,892

New Covenant Funds / Semi-Annual Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Bonds
4.500%, 02/15/2036	$2,254	$2,902
3.750%, 11/15/2043	1,080	1,287
3.000%, 05/15/2045	1,260	1,323
3.000%, 02/15/2047	1,950	2,051
3.000%, 05/15/2047	180	189
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	576	656
1.375%, 02/15/2044	169	196
0.750%, 02/15/2042	448	452
0.625%, 01/15/2024	729	742
0.375%, 07/15/2023	159	160
0.125%, 04/15/2022	2,302	2,286
0.125%, 07/15/2024	364	359
U.S. Treasury Notes
2.250%, 12/31/2024	110	109
2.250%, 11/15/2025	970	962
2.250%, 02/15/2027	6,782	6,693
2.000%, 10/31/2022	210	208
2.000%, 06/30/2024	1,420	1,393
1.875%, 12/15/2020	2,730	2,722
1.750%, 05/31/2022	14,132	13,886
1.625%, 02/15/2026	4,021	3,797
0.875%, 09/15/2019	572	563
0.750%, 02/28/2018	120	120
0.750%, 08/15/2019	6,543	6,427
U.S. Treasury STRIPS
2.069%, 08/15/2022 (C)	200	181

Total U.S. Treasury Obligations (Cost $49,816) ($ Thousands)		49,664

ASSET-BACKED SECURITIES — 9.4%
Automotive — 2.7%
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (B)	310	310
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A1
1.760%, 02/15/2021	2,800	2,791
Hertz Vehicle Financing, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (B)	650	650
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A4
1.380%, 04/18/2022	1,307	1,296
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A3
1.880%, 08/17/2020 (B)	2,029	2,023

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	$1,557	$1,561

		8,631

Home — 0.5%
Ameriquest Mortgage Securities, Ser 2003- 9, Cl AV1
2.312%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	95	95
Argent Securities, Ser 2004-W5, Cl AV2
2.592%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	321	319
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	294	301
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.552%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (B)	390	401
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
1.852%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	286	271
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.048%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	103	100

		1,487

Other Asset-Backed Securities — 6.2%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 12/27/2022 (B)	3	3
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	3,339	3,337
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
2.802%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	191	193
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
4.811%, 04/25/2047	335	325
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.617%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	499	470
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	452	457

14	New Covenant Funds / Semi-Annual Report / December 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
3.238%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	$339	$347
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (B)	500	504
Invitation Homes Trust, Ser 2015-SFR3, Cl A
2.760%, VAR LIBOR USD 1 Month+1.300%, 08/17/2032 (B)	2,127	2,140
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.294%, 08/15/2034 (A)(B)	220	221
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (B)	420	431
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
2.437%, VAR ICE LIBOR USD 1 Month+0.885%, 06/25/2034	410	393
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (B)	402	402
SBA Small Business Investment, Ser 2017- 10B, Cl 1
2.518%, 09/10/2027	380	377
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	988	1,001
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	524	535
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
1.878%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	410	393
SLM Student Loan Trust, Ser 2002-A, Cl A2
2.138%, VAR ICE LIBOR USD 3 Month+0.550%, 12/16/2030	334	333
SLM Student Loan Trust, Ser 2005-8, Cl A5
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2040	230	222
Small Business Administration, Ser 2015- 20C, Cl 1
2.720%, 03/01/2035	1,129	1,137
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (B)	580	570
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
2.577%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (B)	380	386
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	443	460

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	$460	$487
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	263	265
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	1,042	1,072
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	1,094	1,112
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	657	662
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	657	662
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	784	788

		19,685

Total Asset-Backed Securities (Cost $29,678) ($ Thousands)		29,803

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
FHLB DN (C)
1.308%, 02/22/2018	760	759
1.254%, 02/09/2018	850	849
1.242%, 01/17/2018	460	460
1.242%, 01/24/2018	700	699
1.228%, 04/11/2018	5,240	5,220
1.154%, 02/28/2018	670	669
1.133%, 01/26/2018	640	639
1.109%, 02/07/2018	2,610	2,606
FHLMC
2.375%, 01/13/2022	1,090	1,100
1.250%, 10/02/2019	70	69
FNMA
2.811%, 10/09/2019 (C)	1,190	1,146
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	27	3
Tennessee Valley Authority
3.875%, 02/15/2021	790	833

Total U.S. Government Agency Obligations (Cost $15,058) ($ Thousands)		15,052

New Covenant Funds / Semi-Annual Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS — 4.0%
Allergan Funding SCS
3.800%, 03/15/2025	$100	$102
3.450%, 03/15/2022	120	122
Banco Santander
3.125%, 02/23/2023	200	199
Banco Santander Chile
2.500%, 12/15/2020 (B)	240	240
Barclays Bank
10.179%, 06/12/2021 (B)	370	451
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BNP Paribas MTN
2.700%, 08/20/2018	300	301
BP Capital Markets
3.561%, 11/01/2021	230	239
3.506%, 03/17/2025	20	21
3.119%, 05/04/2026	170	172
British Telecommunications
2.350%, 02/14/2019	270	270
CNOOC Finance 2015 USA
3.500%, 05/05/2025	330	333
Commonwealth Bank of Australia
2.200%, 11/09/2020 (B)	420	416
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	264
Credit Suisse NY MTN
2.300%, 05/28/2019	310	310
Ecopetrol
5.375%, 06/26/2026	140	151
4.250%, 09/18/2018	140	141
HSBC Holdings
4.250%, 08/18/2025	230	239
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	205
3.125%, 07/14/2022 (B)	200	198
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	109
National Australia Bank
1.250%, 03/08/2018 (B)	1,150	1,149
OCP
4.500%, 10/22/2025 (B)	400	400
Petrobras Global Finance BV
6.850%, 06/05/2115	150	145
5.375%, 01/27/2021	1,030	1,071
Petroleos del Peru
4.750%, 06/19/2032 (B)	200	202
Petroleos Mexicanos
4.875%, 01/18/2024	190	197
Rogers Communications
6.800%, 08/15/2018	715	736
Shell International Finance
4.375%, 03/25/2020	130	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Shell International Finance BV
3.250%, 05/11/2025	$150	$154
2.875%, 05/10/2026	40	40
2.250%, 11/10/2020	360	360
1.750%, 09/12/2021	1,592	1,554
Skandinaviska Enskilda Banken
1.375%, 05/29/2018 (B)	800	798
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	85
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	10	9
2.200%, 07/21/2021	1,056	964
Vale Overseas
6.875%, 11/21/2036	100	122
4.375%, 01/11/2022	55	57

Total Foreign Bonds (Cost $12,627) ($ Thousands)		12,672

SOVEREIGN DEBT — 2.3%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	480
Colombia Government International Bond
5.625%, 02/26/2044	280	321
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	221
3.850%, 07/18/2027 (B)	200	205
3.750%, 04/25/2022	370	381
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	213
Mexico Government International Bond
4.000%, 10/02/2023	610	638
3.600%, 01/30/2025	380	385
Peruvian Government International Bond
6.550%, 03/14/2037	60	81
5.625%, 11/18/2050	270	347
Poland Government International Bond
5.125%, 04/21/2021	440	476
4.000%, 01/22/2024	450	480
Province of Ontario Canada
4.400%, 04/14/2020	840	880
Province of Quebec Canada MTN
6.350%, 01/30/2026	1,010	1,226
2.625%, 02/13/2023	500	500
Russian Foreign Bond
7.500%, 03/31/2030	212	243

16	New Covenant Funds / Semi-Annual Report / December 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
2.875%, 03/04/2023 (B)	$370	$364

Total Sovereign Debt (Cost $7,304) ($ Thousands)		7,441

MUNICIPAL BONDS — 0.7%

Florida — 0.3%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	420
2.163%, 07/01/2019	535	534

		954

Wisconsin — 0.4%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	970	1,113

Total Municipal Bonds (Cost $2,078) ($ Thousands)		2,067

	Shares

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
1.040%**	5,133,578	5,134

Total Cash Equivalent (Cost $5,134) ($ Thousands)		5,134

	Face Amount (Thousands)

REPURCHASE AGREEMENT (D) — 3.2%
Deutsche Bank
1.390%, dated 12/29/2017, to be repurchased on 01/02/2018, repurchase price $10,001,544 (collateralized by a U.S. Treasury Obligation, 2.000%, 08/31/2021, $10,172,000; with total market value $10,202,004)	10,000	10,000

Total Repurchase Agreement (Cost $10,000) ($ Thousands)		10,000

Total Investments in Securities — 110.4% (Cost $349,886) ($ Thousands)		$350,769

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS* — 0.0%

Total Purchased Options (E) (Cost $85) ($ Thousands)	106	$100

WRITTEN OPTIONS* — 0.0%

Total Written Options (E) (Premiums Received $10) ($ Thousands)	(45)	$(14)

New Covenant Funds / Semi-Annual Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Income Fund (Continued)

A list of the open option contracts held by the Fund at December 31, 2017 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
U.S. Bond Future Option*	7	$1,071	$152.00	01/20/18	$6
U.S. Bond Future Option*	59	9,027	153.00	01/20/18	74

		10,098			80

Call Options
U.S. 5 Year Future Option*	35	4,066	116.25	01/20/18	7
U.S. Bond Future Option*	5	765	151.00	01/20/18	13

		4,831			20

Total Purchased Options		$14,929			$100

WRITTEN OPTIONS — 0.0%
Put Options
U.S. 5 Year Future Option*	(35)	$(4,066)	115.50	01/20/18	$(1)

Call Options
U.S. Bond Future Option*	(10)	(1,530)	153.00	01/20/18	(13)

Total Written Options		$(5,596)			$(14)

18	New Covenant Funds / Semi-Annual Report / December 31, 2017

A list of the open futures contracts held by the Fund at December 31, 2017 are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(37)	Dec-2018	$(9,062)	$(9,052)	$10
90-Day Euro$	(30)	Dec-2019	(7,318)	(7,325)	(7)
90-Day Euro$	(188)	Mar-2018	(46,240)	(46,173)	68
90-Day Euro$	(81)	Jun-2018	(19,870)	(19,860)	10
U.S. 10-Year Treasury Note	26	Mar-2018	3,221	3,225	4
U.S. 2-Year Treasury Note	(83)	Mar-2018	(17,803)	(17,771)	32
U.S. 5-Year Treasury Note	290	Mar-2018	33,829	33,688	(141)
U.S. Long Treasury Bond	(22)	Mar-2018	(3,363)	(3,366)	(3)
U.S. Ultra Long Treasury Bond	(6)	Mar-2018	(990)	(1,006)	(16)
Ultra 10-Year U.S. Treasury Note	15	Mar-2018	2,006	2,003	(2)

			$(65,590)	$(65,637)	$(45)

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $317,699 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $45,763 ($ Thousands), representing 14.40% of the Net Assets of the Fund.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.
(E)	Refer to table below for details on Options Contracts.

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$126,044	$–	$126,044
Corporate Obligations	–	92,892	–	92,892
U.S. Treasury Obligations	12,845	36,819	–	49,664
Asset-Backed Securities	–	29,803	–	29,803
U.S. Government Agency Obligations	–	15,052	–	15,052
Foreign Bonds	–	12,672	–	12,672
Repurchase Agreement	–	10,000	–	10,000
Sovereign Debt	–	7,441	–	7,441
Cash Equivalent	5,134	–	–	5,134
Municipal Bonds	–	2,067	–	2,067

Total Investments in Securities	$17,979	$332,790	$–	$350,769

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$100	$–	$–	$100
Written Options	(14)	–	–	(14)
Futures Contracts*
Unrealized Appreciation	124	–	–	124
Unrealized Depreciation	(169)	–	–	(169)

Total Other Financial Instruments	$41	$–	$–	$41

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

New Covenant Funds / Semi-Annual Report / December 31, 2017	19

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2017

($Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust Government Fund, CI F	$2,407	$34,397	$ (31,670)	$5,134	$ 11

The accompanying notes are an integral part of the financial statements.

20	New Covenant Funds / Semi-Annual Report / December 31, 2017

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Balanced Growth Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.6%

Equity Fund — 60.0%
New Covenant Growth Fund †	4,210,415	$176,753

Total Equity Fund (Cost $112,020) ($ Thousands)		176,753

Fixed Income Fund — 38.5%
New Covenant Income Fund †	4,900,434	113,445

Total Fixed Income Fund (Cost $113,376) ($ Thousands)		113,445

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	4,200,712	$4,201

Total Cash Equivalent (Cost $4,201) ($ Thousands)		4,201

Total Investments in Securities — 100.0% (Cost $229,597) ($ Thousands)		$294,399

Percentages are based on Net Assets of $294,544 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2017.

Cl — Class

As of December 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
New Covenant Growth Fund	$172,045	$9,743	$(12,997)	$2,042	$5,920	$176,753	$1,189
New Covenant Income Fund	111,344	2,401	—	—	(300)	113,445	1,092
SEI Daily Income Trust Government Fund, CI F	2,520	15,887	(14,206)	—	—	4,201	10

Totals	$285,909	$28,031	$(27,203)	$2,042	$5,620	$294,399	$2,291

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2017	21

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2017

New Covenant Balanced Income Fund (Continued)

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Fixed Income Fund — 63.7%
New Covenant Income Fund †	2,229,104	$51,604

Total Fixed Income Fund (Cost $51,875) ($ Thousands)		51,604

Equity Fund — 35.3%
New Covenant Growth Fund †	680,992	28,588

Total Equity Fund (Cost $15,635) ($ Thousands)		28,588

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	734,482	$734

Total Cash Equivalent (Cost $734) ($ Thousands)		734

Total Investments in Securities — 99.9% (Cost $68,244) ($ Thousands)		$80,926

Percentages are based on Net Assets of $80,977 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2017.

Cl — Class

As of December 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
New Covenant Growth Fund	$27,879	$1,540	$(2,121)	$638	$652	$28,588	$191
New Covenant Income Fund	50,299	1,951	(514)	(25)	(107)	51,604	492
SEI Daily Income Trust Government Fund, CI F	922	4,729	(4,917)	—	—	734	3

Totals	$ 79,100	$ 8,220	$ (7,552)	$ 613	$ 545	$ 80,926	$ 686

The accompanying notes are an integral part of the financial statements.

22	New Covenant Funds / Semi-Annual Report / December 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS) (UNAUDITED)

December 31, 2017

	Growth Fund	Income Fund	Balanced Growth Fund		Balanced Income Fund

Assets:
Investments, at value†	$424,843	$335,635	$—		$—
Repurchase Agreements, at value ††	—	10,000	—		—
Affiliated investments, at value†††	11,078	5,134	294,399		80,926
Options purchased, at value ††††	—	100	—		—
Cash	5,975	2,221	—		—
Dividends and interest receivable	422	1,746	186		84
Foreign tax reclaim receivable	67	—	—		—
Receivable for fund shares sold	12	21	46		3
Receivable for investment securities sold	—	4,613	—		—
Cash pledged as collateral for futures contracts	—	39	—		—
Receivable for variation margin	—	36	—		—
Prepaid expenses	18	13	13		3
Total Assets	442,415	359,558	294,644		81,016
Liabilities:
Options written, at value ††††	—	14	—		—
Investment advisory fees payable	144	79	—		—
Administration fees payable	75	54	17		7
Social witness and licensing fees payable	46	39	—		—
Shareholder servicing fees payable	37	27	—		—
Trustees’ fees payable	2	2	1		—
Payable for fund shares redeemed	1	—	35		18
CCO fees payable	1	—	—		—
Payable for investment securities purchased	—	41,078	—		—
Income distribution payable	—	465	—		—
Payable for variation margin	—	22	—		—
Accrued expense payable	90	79	47		14
Total Liabilities	396	41,859	100		39
Net Assets	$442,019	$317,699	$294,544		$80,977
† Cost of investments	$314,552	$334,752	$—		$—
†† Cost of repurchase agreements	—	10,000	—		—
††† Cost of affiliated investments	11,078	5,134	229,597		68,244
†††† Cost (premiums received)	—	75	—		—
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$330,746	$369,262	$229,371		$68,616
Undistributed (distributions in excess of) net investment income	(217)	19	854		101
Accumulated net realized gain (loss) on investments, affiliated investments, capital gain distributions from affiliated investments, written options, futures contracts and foreign currency transactions	1,206	(52,436)	(483)		(422)
Net unrealized appreciation on investments and affiliated investments	110,291	883	64,802		12,682
Net unrealized depreciation on futures contracts	—	(45)	—		—
Net unrealized appreciation on written option contracts	—	11	—		—
Net unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(7)	5	—		—
Net Assets	$442,019	$317,699	$294,544		$80,977
Net Asset Value, Offering and Redemption Price Per Share	$41.98	$23.16	$101.83		$21.25
	(442,018,967 ÷	(317,699,475 ÷	(294,543,756 ÷		(80,976,880 ÷
	10,528,766 shares )	13,720,520 shares )	2,892,482 shares	)	3,809,927 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2017	23

STATEMENTS OF OPERATIONS ($ THOUSANDS) (UNAUDITED)

For the period ended December 31, 2017

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$4,021	$—	$—	$—
Dividend income from affiliated registered investment company	60	11	2,291	686
Interest income	19	4,002	—	—
Less: foreign taxes withheld	(20)	—	—	—
Total Investment Income	4,080	4,013	2,291	686
Expenses:
Investment advisory fees	1,332	662	—	—
Administration fees	430	315	220	60
Social witness and licensing fees	322	236	—	—
Shareholder servicing fees	215	158	—	—
Trustee fees	4	3	3	1
Chief compliance officer fees	1	1	1	—
Transfer agent fees	47	35	36	9
Professional fees	27	20	19	5
Registration fees	17	12	12	3
Printing fees	14	11	12	3
Custodian fees	4	5	5	1
Other expenses	8	41	2	1
Total Expenses	2,421	1,499	310	83
Less:
Waiver of investment advisory fees	(548)	(235)	—	—
Waiver of administration fees	—	—	(116)	(22)
Net Expenses	1,873	1,264	194	61
Net Investment Income	2,207	2,749	2,097	625
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	6,916	300	—	—
Affiliated investments	—	—	2,042	613
Capital gain distribution received from affiliated investments	—	—	9,743	1,540
Written and purchased options	—	81	—	—
Futures contracts	35	77	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	36,714	(927)	—	—
Affiliated investments	—	—	5,620	545
Written and purchased options	—	11	—	—
Futures contracts	—	(74)	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	1	—	—	—
Net Increase in Net Assets Resulting from Operations	$45,873	$2,217	$19,502	$3,323

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	New Covenant Funds / Semi-Annual Report / December 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the six month period ended December 31, 2017 (Unaudited) and the year ended June 30, 2017

	Growth Fund		Income Fund
	07/01/17 to 12/31/17	07/01/16 to 06/30/17	07/01/17 to 12/31/17	07/01/16 to 06/30/17
Operations:
Net investment income	$2,207	$2,960	$2,749	$4,775
Net realized gain from investments, affiliated investments, written and purchased options and futures contracts	6,951	36,775	458	578
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, written and purchased options and futures contracts	36,714	27,540	(990)	(4,322)
Net change in unrealized appreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	1	—	—	—
Net increase in net assets resulting from operations	45,873	67,275	2,217	1,031
Dividends and Distributions From:
Net investment income	(2,895)	(2,811)	(3,035)	(5,601)
Net realized gains	(24,050)	—	—	—
Total dividends and distributions	(26,945)	(2,811)	(3,035)	(5,601)
Capital Share Transactions:
Proceeds from shares issued	12,705	9,910	18,470	31,435
Reinvestment of dividends & distributions	23,312	490	312	620
Cost of shares redeemed	(25,155)	(57,578)	(5,422)	(19,493)
increase (decrease) in net assets derived from capital share transactions	10,862	(47,178)	13,360	12,562
Net increase in net assets	29,790	17,286	12,542	7,792
Net Assets:
Beginning of Period	412,229	394,943	305,157	297,165
End of Period	$442,019	$412,229	$317,699	$305,157
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(217)	$471	$19	$18
Share Transactions:
Shares issued	303	259	794	1,355
Shares issued in lieu of dividends and distributions	558	13	14	27
Shares redeemed	(599)	(1,544)	(233)	(837)
Increase (Decrease) in net assets derived from share transactions	262	(1,272)	575	545

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2017	25

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the six month period ended December 31, 2017 (Unaudited) and the year ended June 30, 2017

	Balanced Growth Fund		Balanced Income Fund
	07/01/17 to 12/31/17	07/01/16 to 06/30/17	07/01/17 to 12/31/17	07/01/16 to 06/30/17
Operations:
Net investment income	$2,097	$2,885	$625	$977
Net realized gain from affiliated investments	2,042	1,337	613	320
Capital gain distribution received from affiliated investments	9,743	—	1,540	—
Net change in unrealized appreciation on affiliated investments	5,620	24,638	545	3,359
Net increase in net assets resulting from operations	19,502	28,860	3,323	4,656
Dividends and Distributions From:
Net investment income	(1,658)	(2,917)	(788)	(982)
Net realized gains	(2,086)	(6,990)	(600)	(1,021)
Total dividends and distributions	(3,744)	(9,907)	(1,388)	(2,003)
Capital Share Transactions:
Proceeds from shares issued	8,490	13,386	2,849	4,903
Reinvestment of dividends & distributions	3,336	9,013	1,109	1,632
Cost of shares redeemed	(19,010)	(39,812)	(4,016)	(8,033)
decrease in net assets derived from capital share transactions	(7,184)	(17,413)	(58)	(1,498)
Net increase in net assets	8,574	1,540	1,877	1,155
Net Assets:
Beginning of Period	285,970	284,430	79,100	77,945
End of Period	$294,544	$285,970	$80,977	$79,100
Undistributed Net Investment Income Included in Net Assets at Period End	$854	$415	$101	$199
Share Transactions:
Shares issued	86	143	136	241
Shares issued in lieu of dividends and distributions	33	98	51	81
Shares redeemed	(191)	(426)	(191)	(394)
Decrease in net assets derived from share transactions	(72)	(185)	(4)	(72)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	New Covenant Funds / Semi-Annual Report / December 31, 2017

FINANCIAL HIGHLIGHTS

For the six month period ended December 31, 2017 (Unaudited) and the years ended June 30,

For a Share Outstanding Throughout the Period

	Growth Fund
	2017@	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$40.15	$34.23	$38.28	$43.70	$37.28	$32.23
Investment Activities:
Net investment income(1)	0.22	0.27	0.27	0.22	0.23	0.28
Net realized and unrealized gains (losses) on securities and foreign currency transactions(1)	4.28	5.91	(1.67)	2.29	8.55	5.20
Total from investment activities	4.50	6.18	(1.40)	2.51	8.78	5.48
Dividends and Distributions from:
Net investment income	(0.28)	(0.26)	(0.21)	(0.22)	(0.24)	(0.43)
Net realized gains	(2.39)	–	(2.44)	(7.71)	(2.12)	–
Total dividends and distributions	(2.67)	(0.26)	(2.65)	(7.93)	(2.36)	(0.43)
Net Asset Value, End of Period	$41.98	$40.15	$34.23	$38.28	$43.70	$37.28
Total Return†	11.30%	18.12%	(3.68)%	6.41%	24.18%	17.11%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$442,019	$412,229	$394,943	$416,158	$424,852	$369,133
Ratio of net expenses to average net assets	0.87%	0.95%	1.02%	1.02%	1.02%	0.99%
Ratio of expenses to average net assets, excluding waivers	1.13%	1.13%	1.14%	1.12%	1.15%	1.15%
Ratio of net investment income to average net assets	1.03%	0.73%	0.76%	0.54%	0.55%	0.81%
Portfolio turnover rate	7%	50%	103%	107%	86%	47%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2017. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

New Covenant Funds / Semi-Annual Report / December 31, 2017	27

FINANCIAL HIGHLIGHTS (Continued)

For the six month period ended December 31, 2017 (Unaudited) and the years ended June 30,

For a Share Outstanding Throughout the Period

	Income Fund
	2017@	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.21	$23.58	$23.09	$23.13	$22.77	$23.28
Investment Activities:
Net investment income(1)	0.23	0.37	0.40	0.35	0.34	0.29
Net realized and unrealized gains (losses) on securities (1)	(0.05)	(0.31)	0.51	(0.01)	0.41	(0.41)
Total from investment activities	0.18	0.06	0.91	0.34	0.75	(0.12)
Dividends and Distributions from:
Net investment income	(0.23)	(0.43)	(0.42)	(0.38)	(0.39)	(0.39)
Total dividends and distributions	(0.23)	(0.43)	(0.42)	(0.38)	(0.39)	(0.39)
Net Asset Value, End of Period	$23.16	$23.21	$23.58	$23.09	$23.13	$22.77
Total Return†	0.76%	0.27%	4.00%	1.46%	3.31%	(0.55)%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$317,699	$305,157	$297,165	$304,295	$309,039	$291,669
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.77%
Ratio of expenses to average net assets, excluding waivers	0.95%	0.95%	0.98%	0.95%	0.98%	0.95%
Ratio of net investment income to average net assets	1.74%	1.58%	1.71%	1.50%	1.50%	1.23%
Portfolio turnover rate	89%	140%	202%	115%	168%	295%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2017. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds / Semi-Annual Report / December 31, 2017

	Balanced Growth Fund
	2017@	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$96.48	$90.32	$101.71	$101.92	$89.69	$82.87
Investment Activities:
Net investment income(1)	0.71	0.94	0.88	0.85	1.43	1.08
Net realized and unrealized gains (losses) on securities (1)	5.93	8.44	(1.63)	3.71	12.23	6.96
Total from investment activities	6.64	9.38	(0.75)	4.56	13.66	8.04
Dividends and Distributions from:
Net investment income	(0.56)	(0.94)	(1.72)	(2.86)	(1.43)	(1.22)
Net realized gains	(0.73)	(2.28)	(8.92)	(1.91)	–	–
Total dividends and distributions	(1.29)	(3.22)	(10.64)	(4.77)	(1.43)	(1.22)
Net Asset Value, End of Period	$101.83	$96.48	$90.32	$101.71	$101.92	$89.69
Total Return†	6.92%	10.59%	(0.50)%	4.54%	15.30%	9.77%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$294,544	$285,970	$284,430	$297,560	$305,924	$271,518
Ratio of net expenses to average net assets	0.13%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of expenses to average net assets, excluding waivers	0.21%	0.23%	0.27%	0.26%	0.27%	0.27%
Ratio of net investment income to average net assets	1.43%	1.01%	0.94%	0.83%	1.48%	1.24%
Portfolio turnover rate	4%	4%	14%	13%	6%	7%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2017. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2017	29

FINANCIAL HIGHLIGHTS (Concluded)

For the six month period ended December 31, 2017 (Unaudited) and the years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Income Fund
	2017@	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.74	$20.06	$21.20	$21.55	$19.95	$19.25
Investment Activities:
Net investment income(1)	0.17	0.25	0.24	0.22	0.30	0.26
Net realized and unrealized gains (losses) on securities (1)	0.71	0.95	0.02	0.46	1.68	0.76
Total from investment activities	0.88	1.20	0.26	0.68	1.98	1.02
Dividends and Distributions from:
Net investment income	(0.21)	(0.25)	(0.31)	(0.47)	(0.30)	(0.32)
Net realized gains	(0.16)	(0.27)	(1.09)	(0.56)	(0.08)	—
Total dividends and distributions	(0.37)	(0.52)	(1.40)	(1.03)	(0.38)	(0.32)
Net Asset Value, End of Period	$21.25	$20.74	$20.06	$21.20	$21.55	$19.95
Total Return†	4.25%	6.11%	1.41%	3.22%	10.01%	5.34%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$80,977	$79,100	$77,945	$80,203	$85,622	$81,818
Ratio of net expenses to average net assets	0.15%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets, excluding waivers	0.21%	0.23%	0.27%	0.25%	0.26%	0.27%
Ratio of net investment income to average net assets	1.56%	1.25%	1.19%	1.04%	1.44%	1.30%
Portfolio turnover rate	3%	5%	17%	15%	9%	7%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2017. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	New Covenant Funds / Semi-Annual Report / December 31, 2017

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

December 31, 2017

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2017

security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with the established NAV of each fund.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2017, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

32	New Covenant Funds / Semi-Annual Report / December 31, 2017

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2017, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2017

acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, for- wards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid

34	New Covenant Funds / Semi-Annual Report / December 31, 2017

securities may differ significantly from the values that would have been used had an active market value for these securities existed. As of December 31, 2017, the Funds did not own any illiquid securities.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. Under the terms of the Administration Agreement, the Administrator is entitled to a fee of 0.20% of each Fund’s average daily net assets. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the adviser at any time. Prior to April 1, 2017, the voluntary expense limitation was 0.14% and 0.20% for the Balanced Growth Fund and the Balanced Income Fund, respectively.

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.62% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. The voluntary expense limitation is 0.80% for the Income Fund. Effective April 1, 2017, the voluntary expense limitation is 0.87% for the Growth Fund. These voluntary waivers may be terminated by the Adviser at any time. For the period from November 1, 2016 to April 1, 2017, the voluntary expense limitation was 0.93%. Prior to November 1, 2016, the voluntary expense limitation was 1.02% for the Growth Fund.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub- adviser is responsible for making investment decisions.

The following are the sub-advisers for the Growth Fund: BlackRock Investment Management, LLC, Brandywine Global Investment Management, LLC, Coho Partners, Ltd. and Parametric Portfolio Associates LLC. Ivy Investments (formerly Waddell & Reed Investments Management Company) was removed in May 2017.

The following are the sub-advisers for the Income Fund: Income Research & Management, Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2017

Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”). In consideration of the services and facilities to be provided by the Distributor or any service provider, each of the Growth Fund and the Income Fund (if such Fund has issued Shares) will pay to the Distributor a fee, as agreed from time to time, at an annual rate of up to 0.10% (ten basis points) of the average daily net asset value of the Growth Fund and the Income Fund, respectively, which fee will be computed daily and paid monthly.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2017, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events

36	New Covenant Funds / Semi-Annual Report / December 31, 2017

of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of exchange-traded financial derivative instruments of the Funds as of December 31, 2017 ($ Thousands):

	Financial Derivative Asset	Financial Derivative Liability
	Variation Margin Asset	Variation Margin Liability
Fund	Futures	Futures
Income Fund	$36	$22

Cash with a total market value of $39 ($ Thousands) has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2017.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2017, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Sales (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Purchases of U.S. Government Securities ($ Thousands)	Sales of U.S. Government Securities ($ Thousands)
Growth Fund	$27,579	$37,923	$—	$—
Income Fund	18,537	15,788	280,853	267,056
Balanced Growth Fund	12,144	12,997	—	—
Balanced Income Fund	3,491	2,635	—	—

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2017

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2017	$ 2,811	$ —	$ 2,811	$ 2,811
	2016	9,729	19,120	28,849	28,849
Income Fund	2017	5,601	—	5,601	5,601
	2016	5,431	—	5,431	5,431
Balanced Growth Fund	2017	2,992	6,915	9,907	9,907
	2016	5,830	25,218	31,048	31,048
Balanced Income Fund	2017	1,036	967	2,003	2,003
	2016	1,340	3,963	5,303	5,303

As of June 30, 2017, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
New Covenant Growth Fund	$470	$20,177	$—	$—	$71,698	$—	$92,345
New Covenant Income Fund	506	—	(51,546)	(901)	1,736	(540)	(50,745)
New Covenant Balanced Growth Fund	415	1,277	—	—	47,723	—	49,415
New Covenant Balanced Income Fund	215	288	—	—	9,923	—	10,426

Post October losses represent losses realized on investment transactions from November 1, 2016 through June 30, 2017 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2017 through June 30, 2017 and specified losses realized on investment transactions from November 1, 2016 through June 30, 2017, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forwards for a maximum period of eight years and applied against future net realized gains. At June 30, 2017, the breakdown of capital loss carryforwards was as follow:

	Expires 2018 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands) June 30, 2017
Income Fund	$51,027	$51,027

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

38	New Covenant Funds / Semi-Annual Report / December 31, 2017

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Income Fund	$ 26	$ 493	$ 519

*This	table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at December 31, 2017, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2017 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$325,630	$116,817	$(6,526)	$110,291
Income Fund	349,886	2,917	(2,034)	883
Balanced Growth Fund	229,597	64,802	—	64,802
Balanced Income Fund	68,244	12,953	(271)	12,682

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the con- tract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Growth Fund concentrates its investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

New Covenant Funds / Semi-Annual Report / December 31, 2017	39

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Concluded)

December 31, 2017

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower- rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2017, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	3	48.50%
Income Fund	3	55.40%
Balanced Growth Fund	1	0.57%
Balanced Income Fund	1	0.63%

9. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2017.

40	New Covenant Funds / Semi-Annual Report / December 31, 2017

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

December 31, 2017

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2017 to December 31, 2017).

The table on this page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2017	Ending Account Value 12/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,113.00	0.87%	$4.63
Hypothetical 5% Return	$1,000.00	$1,020.82	0.87%	$4.43
Income Fund
Actual Fund Return	$1,000.00	$1,007.10	0.80%	$4.05
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
Balanced Growth Fund
Actual Fund Return	$1,000.00	$1,069.20	0.13%	$0.68
Hypothetical 5% Return	$1,000.00	$1,024.55	0.13%	$0.66
Balanced Income Fund
Actual Fund Return	$1,000.00	$1,042.50	0.15%	$0.77
Hypothetical 5% Return	$1,000.00	$1,024.45	0.15%	$0.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
†	Excludes expenses of the underlying affiliated investment companies.

New Covenant Funds / Semi-Annual Report / December 31, 2017	41

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Sub-Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve a Sub-Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Sub-Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Sub-Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the level of the Sub-Advisers’ profitability from their Fund-related operations; (vii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

At the September 11–13, 2017 and December 5–6, 2017 meetings of the Board, the Trustees, including a majority of the Independent Trustees, renewed certain Sub-Advisory Agreements (unless operating under an initial two-year term). In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full

42	New Covenant Funds / Semi-Annual Report / December 31, 2017

deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Sub-Advisory Agreements.

Performance. In determining whether to renew the Sub-Advisory Agreements, the Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio, noting that they receive reports that permit them to evaluate each Fund’s fees at board meetings throughout the year. Based on the materials considered and discussion at the meetings, the Trustees further determined that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC and the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

New Covenant Funds / Semi-Annual Report / December 31, 2017	43

NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

NCF-F-004 (12/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 9, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: March 9, 2018